Pension And Postretirement Benefits (Estimated Future Benefit Payments) (Details) $ in Millions	Dec. 31, 2015 USD ($)
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated future benefit payments under our pension and postretirement plans - 2016	$ 4,705
Estimated future benefit payments under our pension and postretirement plans - 2017	4,424
Estimated future benefit payments under our pension and postretirement plans - 2018	4,294
Estimated future benefit payments under our pension and postretirement plans - 2019	4,198
Estimated future benefit payments under our pension and postretirement plans - 2020	4,155
Estimated future benefit payments under our pension and postretirement plans - Years 2021 - 2025	19,886
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated future benefit payments under our pension and postretirement plans - 2016	2,024
Estimated future benefit payments under our pension and postretirement plans - 2017	1,995
Estimated future benefit payments under our pension and postretirement plans - 2018	1,973
Estimated future benefit payments under our pension and postretirement plans - 2019	1,939
Estimated future benefit payments under our pension and postretirement plans - 2020	1,894
Estimated future benefit payments under our pension and postretirement plans - Years 2021 - 2025	$ 8,884